9. Business Segments (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Capital Expenditure	$ 806,322	$ 1,208,074	$ 1,654,817
United States Antimony [Member]
Capital Expenditure	17,850	22,067	62,618	79,289
Mexico Antimony [Member]
Capital Expenditure	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony [Member]
Capital Expenditure	689,837	1,019,934	1,497,445	1,168,525
Zeolite [Member]
Capital Expenditure	$ 116,485	$ 188,140	$ 157,372	$ 188,140